Significant Accounting Policies - Disclosure of Increase (Decrease) in Fair Value of Loan Due to Unobservable Input (Detail) - EUR (€)		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase	€ 1,404,869
Repayment of loans (6 months movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase		€ 134,000
Decrease		(16,000)
Discount rate (2.5% movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase		43,000
Decrease		(44,000)
Annual increase in savings (0.2% decrease, 1% increase)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase		(268,000)
Decrease		54,000
Initial savings (2.5% movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase		(636,000)
Decrease		646,000
Volatility (10% movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase		1,239,000
Decrease		€ (1,263,000)